UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3614

Oppenheimer Rochester Fund Municipals

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 3/31/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS March 31, 2016 Unaudited

Principal Amount		Coupon		Maturity	Value
Municipal Bonds and Notes—106.3%
New York—81.4%
$605,000	Albany County, NY IDA (Wildwood Programs)	4.900%		07/01/2021	$605,956
8,165,000	Albany, NY Capital Resource Corp. (College Saint Rose)	5.875		07/01/2041	9,172,153
1,315,000	Albany, NY Capital Resource Corp. (College Saint Rose)	5.625		07/01/2031	1,479,704
1,525,000	Albany, NY Capital Resource Corp. (College Saint Rose)	5.375		07/01/2026	1,733,300
1,420,000	Albany, NY Hsg. Authority (Lark Drive)	5.500		12/01/2028	1,422,641
550,000	Albany, NY IDA (Albany Rehabilitation)	8.375		06/01/2023	551,171
1,350,000	Albany, NY IDA (Brighter Choice Charter School)	5.000		04/01/2032	1,178,388
900,000	Albany, NY IDA (Brighter Choice Charter School)	5.000		04/01/2037	749,214
3,125,000	Albany, NY IDA (Brighter Choice Charter School)	5.000		04/01/2027	2,878,344
1,760,000	Albany, NY IDA (Sage Colleges)	5.300		04/01/2029	1,674,270
630,000	Albany, NY Parking Authority	1.232	[1]	11/01/2017	591,652
4,465,000	Amherst, NY IDA (Beechwood Health Care Center)	5.200		01/01/2040	4,534,297
290,000	Blauvelt, NY Volunteer Fire Company	6.250		10/15/2017	291,514
2,735,000	Brookhaven, NY IDA (Enecon Corp.)	6.300		11/01/2033	2,747,745
1,230,000	Brookhaven, NY IDA (Stony Brook Foundation)	6.500		11/01/2020	1,232,841
1,770,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)	5.375		10/01/2041	1,976,470
870,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)	6.000		10/01/2031	1,023,703
500,000	Buffalo & Erie County, NY Industrial Land Devel. (CathHS/KMHosp/SOCHOB Obligated Group)	5.250		07/01/2035	583,445
210,000	Buffalo, NY Municipal Water Finance Authority	5.000		07/01/2031	249,293
245,000	Buffalo, NY Municipal Water Finance Authority	5.000		07/01/2032	289,303
300,000	Buffalo, NY Municipal Water Finance Authority	5.000		07/01/2029	361,314
150,000	Buffalo, NY Municipal Water Finance Authority	5.000		07/01/2030	179,220
1,100,000	Build NYC Resource Corp. (New York Methodist Hospital)	5.000		07/01/2026	1,299,793
500,000	Build NYC Resource Corp. (New York Methodist Hospital)	5.000		07/01/2030	578,120
3,250,000	Build NYC Resource Corp. (Pratt Paper)	5.000		01/01/2035	3,524,982
1,500,000	Build NYC Resource Corp. (Pratt Paper)	4.500		01/01/2025	1,639,710
860,000	Build NYC Resource Corp. (YMCA of Greater New York)	5.000		08/01/2032	962,185
3,000,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)	5.750		11/01/2030	3,091,410
1,000,000	Canton, NY Resource Corp. Student Hsg. Facility (Grasse River-SUNY Canton)	5.000		05/01/2040	1,117,900
510,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)	5.000		05/01/2030	586,673
540,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)	5.000		05/01/2031	617,188
250,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)	5.000		05/01/2039	271,897
200,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)	5.000		05/01/2034	222,232

1 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$680,000	Cattaraugus County, NY IDA (St. Bonaventure University)	5.450%		09/15/2019	$680,945
105,000	Chautauqua, NY Utility District	5.000		06/01/2025	105,416
95,000	Chautauqua, NY Utility District	5.000		06/01/2023	95,414
1,515,000	Chemung County, NY IDA (Hathorn Redevel. Company)	5.000		07/01/2033	1,517,803
665,000	Chemung County, NY IDA (Hathorn Redevel. Company)	4.850		07/01/2023	667,188
1,085,000	Clifton Springs, NY Hospital & Clinic	8.000		01/01/2020	1,086,996
2,335,000	Dutchess County, NY IDA (Marist College)	5.000		07/01/2036	2,711,729
650,000	Dutchess County, NY Local Devel. Corp. (Health Quest System)	5.750		07/01/2040	742,397
1,195,000	Dutchess County, NY Local Devel. Corp. (Health Quest System/PHCtr/NDH/VBHosp Obligated Group)	5.000		07/01/2044	1,337,408
1,000,000	Dutchess County, NY Water & Wastewater Authority	5.400	[1]	06/01/2027	772,430
1,875,000	East Rochester, NY Hsg. Authority (Jefferson Park Apartments)	6.750		03/01/2030	1,877,681
2,560,000	East Rochester, NY Hsg. Authority (Woodland Village)	5.500		08/01/2033	2,591,923
2,530,000	Elmira, NY Hsg. Authority (Eastgate Apartments)	6.250		06/01/2044	2,565,901
2,015,000	Erie County, NY IDA (Buffalo City School District)	5.750		05/01/2022	2,125,563
7,050,000	Erie County, NY IDA (Charter School Applied Tech)	6.875		06/01/2035	7,163,575
2,790,000	Erie County, NY IDA (Global Concepts Charter School)	6.250		10/01/2037	2,909,775
715,000	Erie County, NY IDA (The Episcopal Church Home)	6.000		02/01/2028	716,301
194,300,000	Erie County, NY Tobacco Asset Securitization Corp.	7.196	[1]	06/01/2055	1,645,721
1,024,000,000	Erie County, NY Tobacco Asset Securitization Corp.	7.650	[1]	06/01/2060	3,901,440
25,330,000	Erie County, NY Tobacco Asset Securitization Corp.	5.000		06/01/2038	25,328,987
93,000,000	Erie County, NY Tobacco Asset Securitization Corp.	6.140	[1]	06/01/2047	5,088,960
135,450,000	Erie County, NY Tobacco Asset Securitization Corp.	6.488	[1]	06/01/2050	3,188,493
1,410,000	Essex County, NY IDA (International Paper Company)	4.600		03/01/2027	1,423,451
1,500,000	Essex County, NY IDA (International Paper Company)	6.625		09/01/2032	1,645,665
1,235,000	Essex County, NY IDA (North Country Community College Foundation)	5.200		06/01/2025	1,237,915
975,000	Essex County, NY IDA (North Country Community College Foundation)	5.000		06/01/2020	977,642
1,100,000	Essex County, NY IDA (North Country Community College Foundation)	5.300		06/01/2035	1,102,134
320,000	Essex County, NY IDA (North Country Community College Foundation)	5.000		06/01/2020	320,848
410,000	Essex County, NY IDA (North Country Community College Foundation)	5.200		06/01/2025	410,968
900,000	Franklin County, NY IDA (North Country Community College Foundation)	5.200		06/01/2025	902,124
300,000	Franklin County, NY Solid Waste Management Authority	5.000		06/01/2025	336,078
55,000	Genesee County, NY IDA (United Memorial Medical Center)	5.000		12/01/2032	55,049
100,000	Glens Falls, NY GO	6.000		02/01/2040	108,495
1,250,000	Hempstead, NY Local Devel. Corp. (Molloy College)	5.000		07/01/2039	1,397,537
1,000,000	Hempstead, NY Local Devel. Corp. (Molloy College)	5.000		07/01/2044	1,110,410

2 OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$1,700,000	Hempstead, NY Local Devel. Corp. (Molloy College)	5.000%	07/01/2029	$1,971,031
1,500,000	Hempstead, NY Local Devel. Corp. (Molloy College)	5.000	07/01/2034	1,700,160
34,450,000	Hudson Yards, NY Infrastructure Corp.	5.750	02/15/2047	40,005,407
4,840,000	Hudson Yards, NY Infrastructure Corp.	5.000	02/15/2047	4,989,556
10,475,000	L.I., NY Power Authority, Series A	5.750	04/01/2039	11,709,269
12,315,000	L.I., NY Power Authority, Series A	5.000	09/01/2039	14,223,825
14,530,000	L.I., NY Power Authority, Series A	5.000	09/01/2044	16,665,329
29,735,000	L.I., NY Power Authority, Series A	5.000	09/01/2037	34,325,787
20,000,000	L.I., NY Power Authority, Series A	5.000	09/01/2042	22,883,000
3,400,000	L.I., NY Power Authority, Series A	5.000	05/01/2036	3,873,008
1,900,000	L.I., NY Power Authority, Series B	5.750	04/01/2033	2,170,636
65,000	L.I., NY Power Authority, Series B	5.000	12/01/2035	65,489
7,000,000	L.I., NY Power Authority, Series B	5.000	09/01/2029	8,250,900
90,000	L.I., NY Power Authority, Series C	5.000	09/01/2035	91,651
70,000	L.I., NY Power Authority, Series C	5.000	09/01/2035	71,284
435,000	Lockport City, NY GO	5.000	10/15/2020	483,629
480,000	Lockport City, NY GO	5.000	10/15/2022	546,043
530,000	Lockport City, NY GO	5.000	10/15/2024	606,113
505,000	Lockport City, NY GO	5.000	10/15/2023	578,382
455,000	Lockport City, NY GO	5.000	10/15/2021	513,622
5,300,000	Madison County, NY IDA (Commons II Student Hsg.)	5.000	06/01/2040	5,757,390
100,000	Madison County, NY IDA (Commons II Student Hsg.)	5.000	06/01/2033	108,630
2,345,000	Monroe County, NY IDA (Parma Senior Hsg. Assoc.)	6.500	12/01/2042	2,389,109
1,500,000	Monroe County, NY IDA (Rochester Schools Modernization)	5.000	05/01/2031	1,812,480
1,000,000	Monroe County, NY IDA (Rochester Schools Modernization)	5.000	05/01/2030	1,217,120
3,660,000	Monroe County, NY IDA (Summit at Brighton)	5.500	07/01/2027	3,531,754
2,505,000	Monroe County, NY IDA (Summit at Brighton)	5.375	07/01/2032	2,324,765
180,000	Monroe County, NY IDA (University of Rochester)	5.000	07/01/2028	222,989
2,785,000	Monroe County, NY IDA (Volunteers of America)	5.750	08/01/2028	2,784,944
285,000	Monroe County, NY IDA (Volunteers of America)	5.700	08/01/2018	285,043
375,000	Monroe County, NY Industrial Devel. Corp. (Highland Hospital of Rochester)	5.000	07/01/2034	430,440
850,000	Monroe County, NY Industrial Devel. Corp. (Monroe Community College)	5.000	01/15/2038	959,701
1,840,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)	5.500	10/01/2041	2,059,751
850,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)	5.000	10/01/2026	962,302
500,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)	5.250	10/01/2031	561,770
2,010,000	Monroe County, NY Industrial Devel. Corp. (Rochester General Hospital)	5.000	12/01/2042	2,229,934
500,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	5.000	06/01/2029	580,715
1,495,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	6.000	06/01/2034	1,728,250

3 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$850,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	5.625%		06/01/2026	$983,628
1,515,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	5.000		06/01/2044	1,683,089
960,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	5.500		06/01/2034	1,128,854
15,100,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)	5.750		08/15/2035	17,864,206
1,000,000	Monroe County, NY Industrial Devel. Corp. (University of Rochester)	5.000		07/01/2033	1,200,710
1,500,000	Monroe County, NY Industrial Devel. Corp. (University of Rochester)	5.000		07/01/2032	1,809,300
650,000,000	Monroe County, NY Tobacco Asset Securitization Corp. (TASC)	7.701	[1]	06/01/2061	2,411,500
580,000	Monroe, NY Newpower Corp	5.625		01/01/2026	582,477
2,305,000	Monroe, NY Newpower Corp.	5.500		01/01/2034	2,312,653
700,000	Mount Vernon, NY IDA (Kings Court)	5.200		12/01/2033	700,952
1,218,573	Municipal Assistance Corp. for Troy, NY	5.741	[1]	01/15/2022	1,102,991
802,824	Municipal Assistance Corp. for Troy, NY	5.733	[1]	07/15/2021	737,314
6,475,000	Nassau County, NY GO	5.000		04/01/2031	7,657,594
1,000,000	Nassau County, NY GO	5.000		01/01/2038	1,158,770
7,045,000	Nassau County, NY GO	5.000		04/01/2032	8,298,094
4,025,000	Nassau County, NY GO	5.000		04/01/2030	4,788,261
370,000	Nassau County, NY IDA (ACDS)	5.950		11/01/2022	374,592
215,000	Nassau County, NY IDA (ALIA-HH)	7.125		06/01/2017	215,292
165,000	Nassau County, NY IDA (ALIA-HHS)	7.125		06/01/2017	165,224
5,823,750	Nassau County, NY IDA (Amsterdam at Harborside)	6.700		01/01/2049	5,799,931
2,101,661	Nassau County, NY IDA (Amsterdam at Harborside)[2]	2.000		01/01/2049	262,708
3,155,000	Nassau County, NY IDA (CSMR)	5.950		11/01/2022	3,194,154
370,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)	5.950		11/01/2022	374,592
1,660,000	Nassau County, NY IDA (Hispanic Counseling Center)	6.500		11/01/2037	1,674,060
370,000	Nassau County, NY IDA (Life’s WORCA)[3]	5.950		11/01/2022	374,592
600,000	Nassau County, NY IDA (PLUS Group Home)[3]	6.150		11/01/2022	610,878
345,000	Nassau County, NY IDA, Series A-A	6.000		06/01/2021	348,843
4,200,000	Nassau County, NY IDA, Series A-B	6.000		06/01/2021	4,246,788
410,000	Nassau County, NY IDA, Series A-C	6.000		06/01/2021	414,567
450,000	Nassau County, NY IDA, Series A-D	6.000		06/01/2021	455,013
300,000	Nassau County, NY Local Economic Assistance Corp. (CHSLI / SCSMC / CHS / SANC / SAR / SJRNC / SJR / VMNRC / CHFTEH / VMHCS / CHHSB Obligated Group)	5.000		07/01/2033	340,614
40,000,000	Nassau County, NY Tobacco Settlement Corp.	6.350	[1]	06/01/2060	152,400
1,055,215,000	Nassau County, NY Tobacco Settlement Corp.	5.646	[1]	06/01/2060	5,086,136
25,375,000	Nassau County, NY Tobacco Settlement Corp.	5.125		06/01/2046	23,592,660
20,000,000	Nassau County, NY Tobacco Settlement Corp.	5.820	[1]	06/01/2046	722,800
105,975,000	Nassau County, NY Tobacco Settlement Corp.	6.221	[1]	06/01/2046	3,531,087
3,670,000	New Rochelle, NY IDA (Soundview Apartments)	5.375		04/01/2036	3,682,918
1,200,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750		06/01/2018	1,202,184

4 OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$150,000	Niagara Falls, NY Public Water Authority	5.500%		07/15/2034	$150,308
500,000	Niagara, NY Area Devel. Corp. (Niagara University)	5.000		05/01/2035	556,980
850,000	Niagara, NY Area Devel. Corp. (Niagara University)	5.000		05/01/2042	933,946
1,820,000	North Tonawanda, NY HDC (Bishop Gibbons Associates)	7.375		12/15/2021	2,093,382
3,175,000	NY Counties Tobacco Trust I	6.250		06/01/2028	3,176,175
6,245,000	NY Counties Tobacco Trust I	6.500		06/01/2035	6,247,248
19,230,000	NY Counties Tobacco Trust I	6.625		06/01/2042	19,236,731
53,880,000	NY Counties Tobacco Trust II (TASC)	5.750		06/01/2043	54,160,715
29,705,000	NY Counties Tobacco Trust II (TASC)	5.625		06/01/2035	29,756,984
245,000	NY Counties Tobacco Trust III (TASC)	6.000		06/01/2043	245,093
131,335,000	NY Counties Tobacco Trust IV	4.866	[1]	06/01/2050	3,100,819
608,700,000	NY Counties Tobacco Trust IV	5.823	[1]	06/01/2060	2,319,147
7,000,000	NY Counties Tobacco Trust IV	5.000		06/01/2038	6,731,970
304,690,000	NY Counties Tobacco Trust IV	5.373	[1]	06/01/2055	4,043,236
38,275,000	NY Counties Tobacco Trust IV (TASC)	5.000		06/01/2045	35,665,028
47,535,000	NY Counties Tobacco Trust IV (TASC)	5.000		06/01/2042	45,074,588
596,125,000	NY Counties Tobacco Trust V	5.171	[1]	06/01/2050	15,916,538
643,195,000	NY Counties Tobacco Trust V	6.850	[1]	06/01/2055	7,377,447
3,179,100,000	NY Counties Tobacco Trust V	6.736	[1]	06/01/2060	13,066,101
62,345,000	NY Liberty Devel. Corp. (Bank of America Tower at One Bryant Park)[4]	5.625		01/15/2046	71,110,316
15,000,000	NY Liberty Devel. Corp. (Bank of America Tower)[4]	5.125		01/15/2044	16,795,050
2,199,995	NY Liberty Devel. Corp. (National Sports Museum)[2]	6.125		02/15/2019	22
450,000	NY MTA	5.000		11/15/2025	462,604
795,000	NY MTA, Series A	5.000		11/15/2025	938,068
6,800,000	NY MTA, Series A	5.250		11/15/2038	8,055,960
1,980,000	NY MTA, Series A	5.000		11/15/2025	2,035,460
500,000	NY MTA, Series A	5.000		11/15/2026	604,270
500,000	NY MTA, Series A	5.000		11/15/2027	599,745
5,900,000	NY MTA, Series A	5.000		11/15/2029	7,037,048
8,350,000	NY MTA, Series A-1	5.000		11/15/2046	9,750,629
1,545,000	NY MTA, Series B	5.000		11/15/2021	1,652,455
4,035,000	NY MTA, Series B	5.000		11/15/2029	4,296,993
9,000,000	NY MTA, Series B	5.250		11/15/2055	10,550,430
5,985,000	NY MTA, Series B	5.000		11/15/2024	6,390,184
5,135,000	NY MTA, Series B	5.250		11/15/2039	6,108,853
4,000,000	NY MTA, Series C	5.000		11/15/2038	4,623,200
8,385,000	NY MTA, Series D	5.000		11/15/2023	8,961,133
2,150,000	NY MTA, Series D	5.000		11/15/2032	2,557,532
3,390,000	NY MTA, Series D	5.000		11/15/2026	4,116,511
27,675,000	NY MTA, Series D	5.000		11/15/2030	32,996,626
1,225,000	NY MTA, Series D	5.250		11/15/2034	1,428,117
1,100,000	NY MTA, Series D	5.250		11/15/2032	1,334,223
1,100,000	NY MTA, Series D	5.250		11/15/2031	1,340,262
1,100,000	NY MTA, Series D	5.250		11/15/2033	1,329,075
10,000,000	NY MTA, Series D	5.000		11/15/2027	11,396,900
2,525,000	NY MTA, Series D	5.000		11/15/2024	2,695,942

5 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$690,000	NY MTA, Series D	5.250%		11/15/2028	$845,947
585,000	NY MTA, Series D	5.250		11/15/2027	720,527
1,375,000	NY MTA, Series D	5.250		11/15/2026	1,704,807
1,100,000	NY MTA, Series D	5.250		11/15/2030	1,344,695
1,100,000	NY MTA, Series D	5.250		11/15/2029	1,348,501
8,000,000	NY MTA, Series D-1	5.000		11/01/2027	9,644,000
3,500,000	NY MTA, Series D-1	5.000		11/01/2028	4,205,530
16,845,000	NY MTA, Series F	5.000		11/15/2027	20,322,650
77,670,000	NY MTA, Series F	5.000		11/15/2030	92,605,164
4,580,000	NY MTA, Series F	5.000		11/15/2025	5,576,791
3,000,000	NY MTA, Series H	5.000		11/15/2025	3,642,930
2,100,000	NY MTA, Series H	5.000		11/15/2033	2,498,055
5,000,000	NY MTA, Series H	5.000		11/15/2030	5,961,450
2,340,000	NY Tobacco Settlement Financing Corp. (TASC)	5.000		06/01/2022	2,452,975
10,000,000	NY Triborough Bridge & Tunnel Authority	5.000		11/15/2041	11,917,400
400,000	NY Triborough Bridge & Tunnel Authority	5.000		11/15/2028	488,748
3,200,000	NY Triborough Bridge & Tunnel Authority	5.000		11/15/2029	3,828,384
2,100,000	NY Triborough Bridge & Tunnel Authority	5.000		11/15/2030	2,528,442
267,515,000	NY TSASC, Inc. (TFABs)	5.125		06/01/2042	252,603,714
250,510,000	NY TSASC, Inc. (TFABs)	5.000		06/01/2034	244,362,485
2,500,000	NYC GO	5.000		10/01/2029	2,978,950
350,000	NYC GO	5.000		10/01/2030	415,520
1,915,000	NYC GO	5.000		10/01/2034	2,267,073
5,135,000	NYC GO	5.000		10/01/2032	6,079,070
3,300,000	NYC GO	5.000		10/01/2033	3,906,705
3,000,000	NYC GO	5.000		08/01/2029	3,563,730
8,750,000	NYC GO	5.000		03/01/2033	10,338,475
1,955,000	NYC GO	6.250		12/15/2031	2,238,514
5,760,000	NYC GO	5.000		08/01/2031	6,850,310
3,800,000	NYC GO	5.000		08/01/2035	4,414,612
5,000,000	NYC GO	5.000		08/01/2029	5,882,850
45,000	NYC GO	6.250		12/15/2031	51,594
5,000	NYC GO	5.320	[5]	01/15/2028	5,021
10,000	NYC GO	5.500		11/15/2037	10,042
25,000	NYC GO	5.000		08/01/2023	25,397
20,000,000	NYC GO4	5.250		03/01/2021	22,654,200
10,000,000	NYC GO4	5.000		10/01/2034	11,660,000
5,000	NYC GO	7.750		08/15/2028	5,137
10,495,000	NYC GO	5.000		06/01/2034	12,527,777
10,000,000	NYC GO	5.000		06/01/2035	11,883,100
1,340,000	NYC GO	5.000		05/15/2036	1,495,293
230,000	NYC GO	5.250		06/01/2027	230,950
380,000	NYC GO	5.375		06/01/2032	381,585
1,475,000	NYC GO Tender Option Bond Series 2015-XF2142 Trust[7]	18.483	[8]	5/15/2031	2,193,178
875,000	NYC GO Tender Option Bond Series 2015-XF2142-2 Trust[7]	18.498	[8]	5/15/2033	1,288,630

6 OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$5,395,000	NYC GO Tender Option Bond Series 2015-XF2142-3 Trust[7]	14.414%[8]		5/15/2036	$7,895,313
3,000,000	NYC HDC (Multifamily Hsg.)[4]	5.125		11/01/2032	3,053,280
2,670,000	NYC HDC (Multifamily Hsg.)	5.450		11/01/2046	2,724,415
780,000	NYC HDC (Multifamily Hsg.)	5.000		11/01/2030	804,320
3,735,000	NYC HDC (Multifamily Hsg.)	5.450		11/01/2040	3,830,728
7,205,000	NYC HDC (Multifamily Hsg.)	5.250		11/01/2045	7,313,435
5,140,000	NYC HDC (Multifamily Hsg.)	5.350		11/01/2037	5,271,070
5,100,000	NYC HDC (Multifamily Hsg.)	5.150		11/01/2037	5,179,560
10,910,000	NYC HDC (Multifamily Hsg.)[4]	5.700		11/01/2046	11,621,875
2,840,000	NYC HDC (Multifamily Hsg.)[4]	5.550		11/01/2039	3,028,036
3,090,000	NYC HDC (Multifamily Hsg.)[4]	5.500		11/01/2034	3,358,917
8,035,000	NYC HDC (Multifamily Hsg.)[4]	5.200		11/01/2040	8,155,089
1,675,000	NYC HDC (Multifamily Hsg.)	5.200		11/01/2035	1,720,091
1,215,000	NYC HDC (Multifamily Hsg.)	5.350		05/01/2041	1,253,710
2,435,000	NYC HDC (Multifamily Hsg.)[4]	5.100		11/01/2027	2,492,293
25,000	NYC HDC (Multifamily Hsg.)	5.550		11/01/2039	26,655
890,000	NYC HDC (Multifamily Hsg.)	4.950		11/01/2039	929,498
45,000	NYC HDC (Multifamily Hsg.), Series A	5.500		11/01/2034	45,059
28,395,000	NYC HDC (Multifamily Hsg.), Series B4	5.350		05/01/2049	28,843,795
13,180,000	NYC HDC (Multifamily Hsg.), Series G-1[4]	4.875		11/01/2039	13,328,614
890,000	NYC IDA (Allied Metal)	7.125		12/01/2027	889,929
1,905,000	NYC IDA (Amboy Properties)	6.750		06/01/2020	1,899,799
2,000,000	NYC IDA (American Airlines)	2.000	[9]	08/01/2028	2,004,740
100,000	NYC IDA (American Airlines)	7.500		08/01/2016	102,166
39,860,000	NYC IDA (American Airlines)	8.000		08/01/2028	41,214,443
18,200,000	NYC IDA (American Airlines)	7.625		08/01/2025	18,795,686
59,350,000	NYC IDA (American Airlines)	7.750		08/01/2031	61,317,453
22,255,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	6.200		10/01/2022	21,528,819
97,130,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	5.650		10/01/2028	83,117,055
153,620,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	5.750		10/01/2036	130,302,020
2,895,000	NYC IDA (Center for Elimination of Family Violence)	7.375		11/01/2036	2,998,380
12,800,000	NYC IDA (Center for Nursing/Rehabilitation)	5.375		08/01/2027	12,259,328
3,400,000	NYC IDA (Center for Nursing/Rehabilitation)	5.375		08/01/2027	3,256,384
18,000,000	NYC IDA (Chapin School)	5.000		11/01/2038	18,166,500
280,000	NYC IDA (Community Resource Center for the Developmentally Disabled)	5.250		07/01/2022	273,039
245,000	NYC IDA (Comprehensive Care Management)	7.875		12/01/2016	245,931
3,145,000	NYC IDA (Comprehensive Care Management)	6.125		11/01/2035	3,149,372
1,490,000	NYC IDA (Comprehensive Care Management)	6.000		05/01/2026	1,551,135
1,225,000	NYC IDA (Comprehensive Care Management)	6.375		11/01/2028	1,227,205
3,095,000	NYC IDA (Comprehensive Care Management)	6.375		11/01/2028	3,100,726
425,000	NYC IDA (Cool Wind Ventilation)	5.450		11/01/2017	425,506
380,000	NYC IDA (Cool Wind Ventilation)	5.450		11/01/2017	380,452
5,685,000	NYC IDA (Cool Wind Ventilation)	6.075		11/01/2027	5,597,337
280,000	NYC IDA (EIISFAC/SFUMP/YAI/AFSFBM/SNP Obligated Group)	4.750		07/01/2020	277,444
2,145,000	NYC IDA (Gourmet Boutique)	10.000		05/01/2021	1,974,438

7 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$7,290,000	NYC IDA (Guttmacher Institute)	5.750%	12/01/2036	$7,408,317
600,000	NYC IDA (Independent Living Assoc.)	6.200	07/01/2020	606,378
2,500,000	NYC IDA (Manhattan Community Access Corp.)	6.000	12/01/2036	2,560,850
1,895,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	6.375	11/01/2038	1,966,006
9,175,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	6.375	11/01/2038	9,518,787
12,870,000	NYC IDA (MediSys Health Network)	6.250	03/15/2024	12,873,990
905,000	NYC IDA (Roundabout Theatre)	5.000	10/01/2023	905,208
1,955,000	NYC IDA (Sahadi Fine Foods)	6.750	11/01/2019	1,956,095
180,000	NYC IDA (Samaritan Aids Services)[3]	5.000	11/01/2024	180,709
455,000	NYC IDA (Special Needs Facilities Pooled Program)	6.650	07/01/2023	455,883
1,275,000	NYC IDA (Streamline Plastics)	8.125	12/01/2025	1,275,548
1,000,000	NYC IDA (The Bank Street College)	5.250	12/01/2030	1,001,800
380,000	NYC IDA (The Bank Street College)	5.250	12/01/2021	381,037
8,600,000	NYC IDA (The Child School)	7.550	06/01/2033	8,618,920
3,375,000	NYC IDA (Therapy & Learning Center)	8.250	09/01/2031	3,386,036
32,040,000	NYC IDA (UNICEF)	5.300	11/01/2038	32,228,716
5,000,000	NYC IDA (United Jewish Appeal-Federal Jewish Philanthropies)	5.000	07/01/2034	5,671,150
705,000	NYC IDA (World Casing Corp.)	6.700	11/01/2019	704,986
335,000	NYC IDA (YAI/SFTU Obligated Group)	5.000	07/01/2026	335,124
16,500,000	NYC IDA (Yankee Stadium)	7.000	03/01/2049	19,183,395
18,110,000	NYC IDA (Yankee Stadium)	5.000	03/01/2046	18,333,115
220,000	NYC IDA (Yankee Stadium)	5.000	03/01/2036	223,474
6,800,000	NYC IDA (Yankee Stadium)[10]	2.213	03/01/2022	6,586,684
100,000	NYC IDA (Yankee Stadium)	5.000	03/01/2031	101,354
24,270,000	NYC IDA (Yeled Yalda Early Childhood)	5.725	11/01/2037	24,700,550
7,405,000	NYC Municipal Water Finance Authority	5.250	06/15/2044	8,736,863
31,750,000	NYC Municipal Water Finance Authority[4]	5.500	06/15/2043	37,209,042
21,570,000	NYC Municipal Water Finance Authority[4]	5.375	06/15/2043	25,157,297
1,000,000	NYC Municipal Water Finance Authority	5.625	06/15/2027	1,107,600
6,115,000	NYC Municipal Water Finance Authority	5.000	06/15/2036	7,262,541
7,525,000	NYC Municipal Water Finance Authority	5.250	06/15/2040	8,454,714
10,000,000	NYC Municipal Water Finance Authority	5.000	06/15/2038	12,063,600
900,000	NYC Municipal Water Finance Authority	5.625	06/15/2027	996,696
665,000	NYC Municipal Water Finance Authority	5.125	06/15/2030	727,191
8,950,000	NYC Municipal Water Finance Authority	5.000	06/15/2031	10,257,327
5,000,000	NYC Municipal Water Finance Authority	5.000	06/15/2036	5,938,300
6,265,000	NYC Municipal Water Finance Authority	5.750	06/15/2040	6,924,454
335,000	NYC Municipal Water Finance Authority	5.000	06/15/2037	364,252
700,000	NYC Transitional Finance Authority	5.125	01/15/2034	771,120
25,000,000	NYC Transitional Finance Authority (Building Aid)[4]	5.000	07/15/2037	28,914,500
10,500,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2043	12,190,605
4,165,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2043	4,901,705
10,000,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2040	11,660,700
6,000,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2036	7,121,400
8,000,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2034	9,575,120

8 OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$5,405,000	NYC Transitional Finance Authority (Building Aid)	5.000%		07/15/2035	$6,439,679
5,065,000	NYC Transitional Finance Authority (Building Aid)	5.000		07/15/2035	5,988,198
1,700,000	NYC Transitional Finance Authority (Building Aid)	5.500		01/15/2039	1,910,511
15,000,000	NYC Transitional Finance Authority (Building Aid)[4]	5.250		07/15/2037	17,556,150
5,410,000	NYC Transitional Finance Authority (Building Aid)	5.000		07/15/2040	6,225,774
6,500,000	NYC Transitional Finance Authority (Building Aid)	5.000		07/15/2034	7,718,425
3,000,000	NYC Transitional Finance Authority (Building Aid)	5.000		07/15/2030	3,637,050
20,335,000	NYC Transitional Finance Authority (Future Tax)[4]	5.000		02/01/2030	24,369,439
15,000,000	NYC Transitional Finance Authority (Future Tax)[4]	5.000		05/01/2034	17,772,900
8,190,000	NYC Transitional Finance Authority (Future Tax)	5.000		02/01/2035	9,620,056
5,695,000	NYC Transitional Finance Authority (Future Tax)	5.000		02/01/2041	6,640,142
2,400,000	NYC Transitional Finance Authority (Future Tax)	5.250		02/01/2030	2,824,776
7,575,000	NYC Transitional Finance Authority (Future Tax)	5.500		11/01/2035	8,965,543
30,220,000	NYC Trust for Cultural Resources (New York Botanical Gardens)	0.500	[9]	07/01/2032	30,220,000
3,935,000	NYS Convention Center Devel. Corp. (Hotel Unit)	5.000		11/15/2040	4,613,551
11,920,000	NYS DA (ALIA-PSCH)	5.350		12/01/2035	12,251,853
5,420,000	NYS DA (ALIA-PSCH)	4.800		12/01/2023	5,545,039
5,205,000	NYS DA (ALIA-PSCH)	6.175		12/01/2031	5,303,895
430,000	NYS DA (Brooklyn Law School)	5.000		07/01/2029	487,306
850,000	NYS DA (Brooklyn Law School)	5.000		07/01/2027	973,556
430,000	NYS DA (Brooklyn Law School)	5.000		07/01/2030	485,195
850,000	NYS DA (Brooklyn Law School)	5.000		07/01/2028	966,952
1,010,000	NYS DA (Cabrini of Westchester)	5.200		02/15/2041	1,072,600
500,000	NYS DA (Catholic Health System)	5.000		07/01/2032	556,430
260,000	NYS DA (Catholic Health System)	5.000		07/01/2032	289,344
300,000	NYS DA (Culinary Institute of America)	5.000		07/01/2034	336,126
200,000	NYS DA (Fordham University)	5.000		07/01/2030	235,184
285,000	NYS DA (Fordham University)	5.000		07/01/2038	308,436
5,600,000	NYS DA (Interagency Council)	7.000		07/01/2035	6,993,224
3,000,000	NYS DA (Iona College)	5.000		07/01/2032	3,361,260
3,490,000	NYS DA (Manhattan College)	5.300		07/01/2037	3,664,465
18,230,000	NYS DA (Memorial Sloan-Kettering)[4]	5.000		07/01/2035	18,439,392
150,000	NYS DA (Mental Health Services Facilities)	5.000		02/15/2037	154,914
860,000	NYS DA (Miriam Osborn Memorial Home Assoc.)	5.000		07/01/2029	920,424
100,000	NYS DA (Montefiore Medical Center)	5.000		02/01/2028	100,370
1,000,000	NYS DA (New School University)	5.750		07/01/2050	1,139,760
2,100,000	NYS DA (New School)	5.000		07/01/2040	2,418,654
20,000,000	NYS DA (New York University)	5.250		07/01/2048	21,963,800
11,500,000	NYS DA (North Shore L.I. Jewish Obligated Group)	5.250		05/01/2034	13,342,990
1,515,000	NYS DA (NSLIJ / LIJMC / NSUH / GCH / NSUHSFCEC&R / NSLIJHC / FrankHosp / HHA / LHH / SHosp / SIUH / PlainHlth / FHH Obligated Group)	5.000		05/01/2033	1,785,306
2,000,000	NYS DA (NYU Hospitals Center)	5.625		07/01/2037	2,125,080
1,000,000	NYS DA (NYU Hospitals Center)	5.000		07/01/2036	1,158,230
5,890,000	NYS DA (NYU)	5.000		07/01/2045	6,829,985
1,000,000	NYS DA (Pratt Institute)	5.000		07/01/2034	1,156,230
3,100,000	NYS DA (Providence Rest)	5.250		07/01/2025	3,103,782

9 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$6,035,000	NYS DA (Providence Rest)	5.000%		07/01/2035	$6,035,724
2,700,000	NYS DA (Providence Rest)	5.125		07/01/2030	2,700,513
20,735,000	NYS DA (Sales Tax)	5.000		03/15/2032	24,950,840
2,645,000	NYS DA (School District Bond Financing Program), Series C	7.375		10/01/2033	3,070,290
1,750,000	NYS DA (School District Bond Financing Program), Series C	7.250		10/01/2028	2,025,993
1,525,000	NYS DA (School District Bond Financing Program), Series C	7.500		04/01/2039	1,774,917
245,000	NYS DA (Siena College)	5.125		07/01/2039	263,596
5,770,000	NYS DA (Smithtown Special Library District)	6.000		07/01/2028	6,442,436
2,480,000	NYS DA (Special Surgery Hospital)	6.000		08/15/2038	2,867,599
10,750,000	NYS DA (St. John’s University)	5.000		07/01/2030	12,427,000
400,000	NYS DA (St. John’s University)	5.000		07/01/2034	471,972
270,000	NYS DA (St. John’s University)	5.000		07/01/2028	315,201
3,500,000	NYS DA (St. Joseph’s College)	5.250		07/01/2035	3,825,045
45,100,000	NYS DA (St. Mary’s Hospital for Children)	7.875		11/15/2041	48,877,125
10,705,000	NYS DA (State Personal Income Tax Authority)	5.000		02/15/2027	12,775,240
5,620,000	NYS DA (State Personal Income Tax Authority)	5.000		02/15/2034	6,641,828
5,000,000	NYS DA (State Personal Income Tax Authority)	5.000		03/15/2036	5,953,950
15,915,000	NYS DA (State Personal Income Tax Authority)[4]	5.000		03/15/2034	18,382,759
10,000,000	NYS DA (State Personal Income Tax Authority)	5.000		03/15/2031	12,101,800
2,295,000	NYS DA (State Personal Income Tax Authority)	5.000		02/15/2027	2,798,248
1,585,000	NYS DA (State University of New York)	5.000		07/01/2035	1,808,691
3,000,000	NYS DA (State University of New York)	5.000		07/01/2040	3,399,600
5,240,000	NYS DA (The Bronx-Lebanon Hospital Center)	6.250		02/15/2035	5,892,904
4,395,000	NYS DA (The New School)	5.000		07/01/2031	4,999,576
4,375,000	NYS DA (Touro College and University System)	5.500		01/01/2039	4,846,669
20,000	NYS DA (UCPHCAS / Jawonio / FRC / CPW / UCPANYS / UCP Obligated Group)	5.000		07/01/2034	20,069
1,000,000	NYS DA (University of Rochester)	5.750	[5]	07/01/2039	1,133,290
11,695,000	NYS DA (Vassar College)[4]	5.000		07/01/2046	12,264,778
1,150,000	NYS DA (Yeshiva University)	5.000		09/01/2038	1,301,145
615,000	NYS DA (Yeshiva University)	5.000		09/01/2034	695,829
1,960,000	NYS DA (Yeshiva University)	5.000		11/01/2031	2,010,098
1,145,000	NYS DA (Yeshiva University)	5.000		11/01/2031	1,362,539
5,415,000	NYS DA (Yeshiva University)	5.000		09/01/2038	5,447,219
2,885,000	NYS DA (Yeshiva University)	5.000		09/01/2034	2,922,101
1,405,000	NYS EFC (Clean Water & Drinking Revolving Funds)	5.000		06/15/2037	1,528,008
6,150,000	NYS EFC (Clean Water & Drinking Revolving Funds)	5.000		10/15/2035	6,300,552
8,340,000	NYS EFC (NYC Municipal Water Finance Authority)	5.000		06/15/2034	8,500,545
30,995,000	NYS HFA	0.400	[9]	09/15/2021	30,995,000
1,080,000	NYS HFA (Affordable Hsg.)	6.450		11/01/2029	1,169,748
10,220,000	NYS HFA (Affordable Hsg.)[4]	5.450		11/01/2045	10,452,494
150,000	NYS HFA (Affordable Hsg.)	6.750		11/01/2038	166,910
2,365,000	NYS HFA (Affordable Hsg.)	5.250		11/01/2038	2,417,314
2,000,000	NYS HFA (Affordable Hsg.)	5.000		11/01/2042	2,103,060
600,000	NYS HFA (Affordable Hsg.)	5.200		11/01/2030	626,100
585,000	NYS HFA (Children’s Rescue)[3]	7.625		05/01/2018	585,176

10 OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$895,000	NYS HFA (Friendship)	5.100%	08/15/2041	$895,904
1,030,000	NYS HFA (Golden Age Apartments)	5.000	02/15/2037	1,031,082
150,000	NYS HFA (Highland Avenue Senior Apartments)	5.000	02/15/2039	151,530
135,000	NYS HFA (Horizons at Wawayanda)	5.150	11/01/2040	138,156
1,710,000	NYS HFA (Multifamily Hsg.)	5.650	02/15/2034	1,712,839
2,080,000	NYS HFA (Multifamily Hsg.)	5.375	02/15/2035	2,082,870
315,000	NYS HFA (State Personal Income Tax Authority)	5.000	03/15/2021	321,738
670,000	NYS LGSC (SCSB)	7.750	12/15/2021	671,199
140,000	NYS LGSC (SCSB)	7.375	12/15/2016	140,652
20,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)	5.750	11/15/2051	23,549,600
1,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)	5.000	11/15/2031	1,175,040
7,000,000	NYS Liberty Devel. Corp. (Goldman Sachs Headquarters)	5.250	10/01/2035	8,777,720
11,500,000	NYS Thruway Authority	5.000	05/01/2019	12,898,170
7,650,000	NYS Thruway Authority	5.000	01/01/2032	8,949,429
25,000,000	NYS Thruway Authority	5.000	01/01/2028	29,560,500
2,000,000	NYS Thruway Authority Highway & Bridge Trust Fund	5.000	04/01/2029	2,368,700
10,000,000	NYS UDC (State Personal Income Tax Authority)	5.000	03/15/2035	11,972,500
20,000,000	NYS UDC (State Personal Income Tax Authority)	5.000	03/15/2025	25,237,400
10,015,000	NYS UDC (State Personal Income Tax Authority)	5.000	03/15/2043	11,645,943
20,000,000	NYS UDC (State Personal Income Tax Authority)	5.000	03/15/2026	25,561,800
4,000,000	NYS UDC (State Personal Income Tax Authority)	5.000	03/15/2035	4,821,680
830,000	Oneida County, NY IDA (Civic Facilities-Mohawk Valley)	5.000	09/15/2035	830,315
65,000	Oneida County, NY IDA (Civic Facilities-Mohawk Valley)	4.625	09/15/2030	65,018
1,115,000	Onondaga County, NY IDA (Free Library)	5.125	03/01/2037	1,154,772
1,185,000	Onondaga County, NY IDA (Free Library)	5.125	03/01/2030	1,234,047
1,000,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)	5.000	07/01/2032	1,128,350
2,000,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)	5.375	07/01/2040	2,171,460
3,465,000	Onondaga, NY Civic Devel. Corp. (Upstate Properties)	5.250	12/01/2041	4,052,214
1,435,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2042	1,591,343
1,320,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2037	1,474,163
6,330,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	5.375	12/01/2026	6,353,168
1,715,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	5.375	12/01/2021	1,719,802
2,235,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	5.375	12/01/2026	2,240,051
32,175,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750	12/01/2025	33,010,585
345,000	Port Authority NY/NJ (JFK International Air Terminal)	6.500	12/01/2028	348,429
16,615,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750	12/01/2022	16,984,019
28,800,000	Port Authority NY/NJ (KIAC)	6.750	10/01/2019	28,802,880
35,000	Port Authority NY/NJ, 143rd Series	5.000	04/01/2036	35,105
47,910,000	Port Authority NY/NJ, 143rd Series[4]	5.000	10/01/2030	48,079,122
3,000,000	Port Authority NY/NJ, 143rd Series	5.000	10/01/2030	3,010,590
26,100,000	Port Authority NY/NJ, 146th Series[4]	4.750	12/01/2027	26,755,528

11 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$10,000	Port Authority NY/NJ, 146th Series	4.750%		12/01/2027	$10,251
10,000	Port Authority NY/NJ, 146th Series	4.500		12/01/2034	10,161
17,790,000	Port Authority NY/NJ, 147th Series[4]	5.000		10/15/2027	18,456,944
20,000,000	Port Authority NY/NJ, 147th Series[4]	5.000		10/15/2032	20,656,590
13,005,000	Port Authority NY/NJ, 147th Series[4]	4.750		10/15/2028	13,456,402
72,000,000	Port Authority NY/NJ, 151st Series	5.750		03/15/2035	77,857,200
15,000,000	Port Authority NY/NJ, 151st Series[4]	6.000		09/15/2028	16,484,550
10,000,000	Port Authority NY/NJ, 151st Series[4]	5.750		03/15/2035	10,813,473
22,500,000	Port Authority NY/NJ, 152nd Series[4]	5.750		11/01/2030	24,587,100
101,940,000	Port Authority NY/NJ, 152nd Series[4]	5.250		11/01/2035	109,751,645
1,200,000	Port Authority NY/NJ, 152nd Series	5.750		11/01/2030	1,311,312
15,300,000	Port Authority NY/NJ, 161st Series[4]	5.000		10/15/2031	17,433,279
20,250,000	Port Authority NY/NJ, 163rd Series[4]	5.000		07/15/2039	22,903,110
15,000,000	Port Authority NY/NJ, 166th Series[4]	5.250		07/15/2036	17,482,050
21,515,000	Port Authority NY/NJ, 166th Series[4]	5.000		01/15/2041	24,806,998
2,720,000	Port Authority NY/NJ, 169th Series	5.000		10/15/2036	3,050,235
400,000	Port Authority NY/NJ, 172nd Series	5.000		10/01/2034	452,064
11,000,000	Port Authority NY/NJ, 184th Series	5.000		09/01/2032	13,214,080
8,340,000	Port Authority NY/NJ, 186th Series	5.000		10/15/2033	9,669,896
9,170,000	Port Authority NY/NJ, 186th Series	5.000		10/15/2034	10,594,743
13,715,000	Port Authority NY/NJ, Series 2014-XF0001[4]	5.250		05/01/2038	14,765,952
100,000	Poughkeepsie, NY GO	4.400		06/01/2024	100,440
2,755,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)	6.000		08/01/2032	2,761,419
2,525,000	Ramapo, NY Local Devel. Corp.	5.000		03/15/2033	2,824,743
1,500,000	Rensselaer County, NY IDA (Franciscan Heights)	5.375		12/01/2036	1,502,595
7,300,000	Rensselaer County, NY Tobacco Asset Securitization Corp.	5.750		06/01/2043	7,302,847
6,385,000	Rensselaer County, NY Tobacco Asset Securitization Corp.	5.625		06/01/2035	6,387,490
4,820,000	Rensselaer, NY City School District COP	5.000		06/01/2036	4,831,182
1,195,000	Rockland County, NY IDA (CRV/Rockland County Assoc. for the Learning Disabled Obligated Group)	4.900		07/01/2021	1,196,697
30,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	5.875	[1]	08/15/2045	1,176,900
13,095,000	Rockland County, NY Tobacco Asset Securitization Corp.	5.750		08/15/2043	13,100,107
9,225,000	Rockland County, NY Tobacco Asset Securitization Corp.	5.625		08/15/2035	9,228,598
486,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	6.596	[1]	08/15/2060	1,841,940
20,000	Sanford Town, NY GO	5.250		04/15/2016	20,034
6,925,000	SONYMA, Series 140[4]	4.750		10/01/2037	6,930,061
1,075,000	SONYMA, Series 196	1.250		04/01/2019	1,070,130
1,095,000	SONYMA, Series 196	1.350		10/01/2019	1,089,416
520,000	St. Lawrence County, NY IDA (Clarkson University)	6.000		09/01/2034	618,322
1,510,000	St. Lawrence County, NY IDA (Clarkson University)	5.000		09/01/2041	1,676,900
4,775,000	St. Lawrence County, NY IDA (Clarkson University)	5.375		09/01/2041	5,587,610

12 OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$4,360,000	St. Lawrence County, NY IDA (Curran Renewable Energy)	7.250%		12/01/2029	$4,126,348
1,355,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000		07/01/2031	1,570,540
1,280,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000		07/01/2030	1,490,112
3,670,000	Suffolk County, NY Economic Devel. Corp. (CHSLI \ CHFTEH \ SANC \ SAR \ SJRNC \ SJR \ VMNRC \ VMHCS \ CHHSB \ CHS \ SCOSMC Obligated Group)	5.000		07/01/2028	4,392,953
21,405,000	Suffolk County, NY Economic Devel. Corp. (CHSLI \ CHFTEH \ SANC \ SAR \ SJRNC \ SJR \ VMNRC \ VMHCS \ CHHSB \ CHS \ SCOSMC Obligated Group)	5.000		07/01/2028	24,021,761
1,005,000	Suffolk County, NY Economic Devel. Corp. (Family Residences Essential Enterprises)	6.750		06/01/2027	1,044,195
4,200,000	Suffolk County, NY Economic Devel. Corp., Series A	7.375		12/01/2040	4,467,918
350,000	Suffolk County, NY IDA (ACLD)	6.000		12/01/2019	352,387
1,165,000	Suffolk County, NY IDA (ALIA-ACLD)[3]	5.950		10/01/2021	1,183,244
115,000	Suffolk County, NY IDA (ALIA-ADD)	7.125		06/01/2017	115,316
845,000	Suffolk County, NY IDA (ALIA-Adelante)	6.500		11/01/2037	861,317
1,595,000	Suffolk County, NY IDA (ALIA-DDI)[3]	5.950		10/01/2021	1,619,978
460,000	Suffolk County, NY IDA (ALIA-FREE)[3]	5.950		10/01/2021	467,204
330,000	Suffolk County, NY IDA (ALIA-IGHL)[3]	5.950		10/01/2021	335,168
320,000	Suffolk County, NY IDA (ALIA-IGHL)[3]	6.000		10/01/2031	325,059
480,000	Suffolk County, NY IDA (ALIA-IGHL)	5.950		11/01/2022	490,368
385,000	Suffolk County, NY IDA (ALIA-NYS ARC)[3]	5.950		11/01/2022	393,316
1,085,000	Suffolk County, NY IDA (ALIA-UCPAGS)[3]	5.950		10/01/2021	1,101,991
370,000	Suffolk County, NY IDA (ALIA-WORCA)[3]	5.950		11/01/2022	377,992
165,000	Suffolk County, NY IDA (DDI)	6.000		10/01/2020	166,940
55,000	Suffolk County, NY IDA (DDI)	6.000		12/01/2019	55,375
155,000	Suffolk County, NY IDA (DDI)	6.000		10/01/2020	156,823
130,000	Suffolk County, NY IDA (Dowling College)	5.000		06/01/2036	110,895
1,065,000	Suffolk County, NY IDA (Huntington First Aid Squad)	6.650		11/01/2017	1,067,513
105,000	Suffolk County, NY IDA (Independent Group Home Living)	6.000		12/01/2019	105,716
530,000	Suffolk County, NY IDA (Independent Group Home Living)	6.000		10/01/2020	536,233
7,240,000	Suffolk County, NY IDA (Medford Hamlet Assisted Living)	6.375		01/01/2039	7,401,597
1,865,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.750		11/01/2036	1,897,376
745,000	Suffolk County, NY IDA (New York Institute of Technology)	5.000		03/01/2026	756,182
20,605,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)	5.500		01/01/2023	20,611,594
185,000	Suffolk County, NY IDA (Suffolk Hotels)	6.000		10/01/2020	187,176
3,095,000	Suffolk County, NY IDA (United Cerebral Palsy Assoc.)	7.875		09/01/2041	3,167,144
730,000	Suffolk County, NY IDA (United Cerebral Palsy Assoc.)	6.000		12/01/2019	734,979
510,000	Suffolk County, NY IDA (WORCA)	6.000		10/01/2020	515,998
119,295,000	Suffolk, NY Tobacco Asset Securitization Corp.	6.625	[5]	06/01/2044	121,548,483
10,080,000	Suffolk, NY Tobacco Asset Securitization Corp.	5.375		06/01/2028	10,144,008
8,915,000	Suffolk, NY Tobacco Asset Securitization Corp.	6.000		06/01/2048	8,932,919

13 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$287,265,000	Suffolk, NY Tobacco Asset Securitization Corp.	8.000%[1]		06/01/2048	$8,118,109
203,935,000	Syracuse, NY IDA (Carousel Center)	5.000		01/01/2036	206,086,514
2,245,000	Syracuse, NY IDA (James Square)	2.552	[1]	08/01/2025	1,206,059
1,700,000	Tompkins County, NY Devel. Corp. (Tompkins Cortland Community College Foundation)	5.000		07/01/2038	1,820,139
2,425,000	Tompkins County, NY Devel. Corp. (Tompkins Cortland Community College Foundation)	5.000		07/01/2032	2,633,089
22,465,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)	5.000		09/01/2030	25,336,926
185,000	Ulster County, NY Res Rec	5.000		03/01/2020	185,537
3,180,000	Ulster County, NY Tobacco Asset Securitization Corp.	6.000		06/01/2040	3,180,890
1,590,000	Ulster County, NY Tobacco Asset Securitization Corp.	6.250	[5]	06/01/2025	1,590,588
3,005,000	Ulster County, NY Tobacco Asset Securitization Corp.	6.450	[5]	06/01/2040	3,053,951
677,344	Westchester County, NY Healthcare Corp., Series A	5.000		11/01/2044	762,865
6,245,000	Westchester County, NY Healthcare Corp., Series A	5.000		11/01/2030	7,014,509
1,700,000	Westchester County, NY Healthcare Corp., Series B	5.125		11/01/2041	1,883,940
1,115,000	Westchester County, NY IDA (Clearview School)	7.250		01/01/2035	1,123,864
270,000	Westchester County, NY IDA (JDAM)	6.750		04/01/2016	270,000
3,400,000	Westchester County, NY IDA (Lawrence Hospital)	5.000		01/01/2028	3,410,438
215,000	Westchester County, NY IDA (Lawrence Hospital)	5.125		01/01/2018	215,841
1,400,000	Westchester County, NY IDA (Schnurmacher Center)	6.500		11/01/2033	1,430,758
1,500,000	Westchester County, NY Local Devel. Corp. (Wartburg Senior Hsg.)	5.000		06/01/2030	1,550,040
4,500,000	Westchester County, NY Tobacco Asset Securitization Corp.	5.000		06/01/2026	4,503,645
59,400,000	Westchester County, NY Tobacco Asset Securitization Corp.	5.125		06/01/2038	59,408,910
1,970,000	Yonkers, NY IDA (Hudson Scenic Studio)	6.625		11/01/2019	1,970,099
1,325,000	Yonkers, NY IDA (Philipsburg Hall Associates)	7.500		11/01/2030	1,287,132
5,100,000	Yonkers, NY IDA (Sarah Lawrence College)	6.000		06/01/2041	5,738,724
435,000	Yonkers, NY Parking Authority	6.000		06/15/2018	435,661
1,215,000	Yonkers, NY Parking Authority	6.000		06/15/2024	1,164,043
					4,559,143,890
U.S. Possessions—24.9%
825,000	Guam Education Financing Foundation COP	5.000		10/01/2023	834,380
3,600,000	Guam Government Business Privilege	5.000		01/01/2031	4,029,948
6,000,000	Guam Government Business Privilege	5.000		01/01/2032	6,699,660
345,000	Guam Hsg. Corp. (Single Family Mtg.)	5.750		09/01/2031	373,849
2,790,000	Guam Power Authority, Series A	5.000		10/01/2030	3,308,549
1,560,000	Guam Power Authority, Series A	5.000		10/01/2024	1,882,452
1,230,000	Guam Power Authority, Series A	5.000		10/01/2023	1,478,362
28,525,000	Northern Mariana Islands Commonwealth, Series A	5.000		06/01/2030	25,798,295
1,520,000	Northern Mariana Islands Commonwealth, Series A	5.000		10/01/2022	1,501,608
6,745,000	Northern Mariana Islands Ports Authority, Series A	6.250		03/15/2028	6,186,244
13,115,000	Northern Mariana Islands Ports Authority, Series A	6.600		03/15/2028	13,435,924
1,580,000	Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2029	1,065,647
15,350,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2047	10,332,852
49,000,000	Puerto Rico Aqueduct & Sewer Authority	5.125		07/01/2047	49,571,830

14 OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$10,000,000	Puerto Rico Aqueduct & Sewer Authority	5.250%		07/01/2024	$6,769,800
80,800,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2038	55,801,288
55,825,000	Puerto Rico Aqueduct & Sewer Authority	6.125	[5]	07/01/2024	39,721,720
1,950,000	Puerto Rico Aqueduct & Sewer Authority	5.000		07/01/2033	1,272,882
52,635,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2044	35,627,052
3,519,880,000	Puerto Rico Children’s Trust Fund (TASC)	7.625	[1]	05/15/2057	60,717,930
68,500,000	Puerto Rico Children’s Trust Fund (TASC)	6.667	[1]	05/15/2050	6,170,480
56,685,000	Puerto Rico Children’s Trust Fund (TASC)	5.625		05/15/2043	56,831,247
3,179,200,000	Puerto Rico Children’s Trust Fund (TASC)	8.375	[1]	05/15/2057	31,283,328
1,000,000	Puerto Rico Commonwealth GO	6.000		07/01/2028	607,860
3,670,000	Puerto Rico Commonwealth GO	6.000		07/01/2040	2,226,222
5,050,000	Puerto Rico Commonwealth GO	6.500		07/01/2037	3,081,611
390,000	Puerto Rico Commonwealth GO	6.000		07/01/2039	236,570
30,000,000	Puerto Rico Commonwealth GO	5.750		07/01/2036	18,201,300
3,205,000	Puerto Rico Commonwealth GO	5.625		07/01/2033	1,920,949
5,675,000	Puerto Rico Commonwealth GO	6.500		07/01/2040	3,463,339
2,700,000	Puerto Rico Commonwealth GO	6.000		07/01/2035	1,637,901
14,500,000	Puerto Rico Commonwealth GO	5.250		07/01/2031	8,658,530
3,315,000	Puerto Rico Commonwealth GO	5.125		07/01/2031	2,338,500
4,965,000	Puerto Rico Commonwealth GO	5.250		07/01/2037	2,956,111
10,230,000	Puerto Rico Commonwealth GO	5.250		07/01/2034	6,098,103
1,000,000	Puerto Rico Commonwealth GO	5.500		07/01/2026	601,350
7,850,000	Puerto Rico Commonwealth GO	5.500		07/01/2029	5,742,039
13,300,000	Puerto Rico Commonwealth GO	5.125		07/01/2031	7,924,805
5,000,000	Puerto Rico Commonwealth GO	5.750		07/01/2028	3,020,600
1,270,000	Puerto Rico Commonwealth GO	6.000		07/01/2028	1,291,996
76,300,000	Puerto Rico Commonwealth GO	5.500		07/01/2032	45,728,116
770,000	Puerto Rico Commonwealth GO	5.875		07/01/2036	467,151
5,000,000	Puerto Rico Commonwealth GO	5.375		07/01/2033	2,983,900
2,920,000	Puerto Rico Commonwealth GO	5.250		07/01/2030	1,744,583
2,000,000	Puerto Rico Commonwealth GO	5.000		07/01/2033	1,190,060
2,200,000	Puerto Rico Commonwealth GO	5.250		07/01/2026	1,319,670
2,500,000	Puerto Rico Commonwealth GO	5.250		07/01/2032	1,491,750
3,620,000	Puerto Rico Electric Power Authority, Series A6	7.000		07/01/2033	2,245,233
18,990,000	Puerto Rico Electric Power Authority, Series A6	6.750		07/01/2036	11,773,610
23,480,000	Puerto Rico Electric Power Authority, Series A6	7.000		07/01/2043	14,542,103
2,000,000	Puerto Rico Electric Power Authority, Series A6	5.000		07/01/2029	1,239,320
1,095,000	Puerto Rico Electric Power Authority, Series A6	5.000		07/01/2042	676,272
9,000,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250		07/01/2022	5,611,860
9,625,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250		07/01/2031	5,955,373
10,105,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250		07/01/2029	6,257,925
1,430,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250		07/01/2027	886,686
20,170,000	Puerto Rico Electric Power Authority, Series CCC[6]	5.250		07/01/2027	12,506,610
13,295,000	Puerto Rico Electric Power Authority, Series CCC[6]	5.250		07/01/2028	8,239,842
510,000	Puerto Rico Electric Power Authority, Series RR	5.000		07/01/2024	516,951
6,320,000	Puerto Rico Electric Power Authority, Series TT6	5.000		07/01/2032	3,910,879
6,885,000	Puerto Rico Electric Power Authority, Series TT6	5.000		07/01/2037	4,256,445
33,350,000	Puerto Rico Electric Power Authority, Series WW6	5.500		07/01/2038	20,603,297

15 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$3,700,000	Puerto Rico Electric Power Authority, Series WW6	5.000%		07/01/2028	$2,292,779
7,000,000	Puerto Rico Electric Power Authority, Series XX6	5.250		07/01/2040	4,324,530
10,000,000	Puerto Rico Electric Power Authority, Series ZZ6	5.250		07/01/2024	6,218,500
7,590,000	Puerto Rico Electric Power Authority, Series ZZ6	5.250		07/01/2025	4,713,921
4,845,000	Puerto Rico Highway & Transportation Authority	5.250		07/01/2030	4,765,881
270,000	Puerto Rico Highway & Transportation Authority	5.750		07/01/2020	54,000
9,515,000	Puerto Rico Highway & Transportation Authority	5.000		07/01/2028	1,903,000
4,945,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	3,073,268
8,980,000	Puerto Rico Highway & Transportation Authority, Series G	5.000		07/01/2033	1,796,000
1,840,000	Puerto Rico Highway & Transportation Authority, Series G	5.000		07/01/2042	368,000
1,120,000	Puerto Rico Highway & Transportation Authority, Series H	5.450		07/01/2035	224,000
1,145,000	Puerto Rico Highway & Transportation Authority, Series K	5.000		07/01/2030	229,000
6,500,000	Puerto Rico Highway & Transportation Authority, Series K	5.000		07/01/2027	1,300,000
2,600,000	Puerto Rico Highway & Transportation Authority, Series L	5.250		07/01/2023	2,653,976
915,000	Puerto Rico Highway & Transportation Authority, Series L	5.250		07/01/2030	449,256
10,000	Puerto Rico Highway & Transportation Authority, Series M	5.000		07/01/2046	10,542
78,610,000	Puerto Rico Highway & Transportation Authority, Series M	5.000		07/01/2046	15,722,000
57,615,000	Puerto Rico Highway & Transportation Authority, Series N	5.250		07/01/2039	28,282,627
3,190,000	Puerto Rico Highway & Transportation Authority, Series N	5.250		07/01/2032	3,242,156
65,725,000	Puerto Rico Infrastructure[2]	5.730	[1]	07/01/2045	5,420,998
25,000,000	Puerto Rico Infrastructure[2]	5.800	[1]	07/01/2032	3,923,500
16,955,000	Puerto Rico Infrastructure	5.650	[1]	07/01/2029	6,687,561
15,000,000	Puerto Rico Infrastructure	5.500		07/01/2027	15,350,100
5,000,000	Puerto Rico Infrastructure	6.000		12/15/2026	1,709,900
25,255,000	Puerto Rico Infrastructure[11]	5.000		07/01/2031	3,977,663
41,740,000	Puerto Rico Infrastructure[11]	5.000		07/01/2046	6,574,050
17,490,000	Puerto Rico Infrastructure[11]	5.000		07/01/2037	2,754,675
1,295,000	Puerto Rico Infrastructure	5.500		07/01/2026	1,327,828
142,985,000	Puerto Rico Infrastructure[2]	5.000		07/01/2041	22,520,138
675,000	Puerto Rico Infrastructure[2]	5.000		07/01/2037	106,313
1,680,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500		10/01/2037	838,404
6,315,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.500		12/01/2031	5,869,350
975,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		12/01/2021	962,208
6,285,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		03/01/2036	5,390,267
875,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125		04/01/2032	775,521
1,200,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		04/01/2042	1,057,548
1,350,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		04/01/2027	1,226,205
3,280,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625		06/01/2026	3,151,621

16 OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$5,000,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)	6.250%		07/01/2026	$5,021,750
650,000	Puerto Rico ITEMECF (International American University)	5.000		10/01/2031	608,985
4,865,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)	6.700		05/01/2024	4,840,724
7,000,000	Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)	5.750		06/01/2029	2,239,930
200,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000		10/01/2042	144,232
5,490,000	Puerto Rico ITEMECF (University Plaza)	5.000		07/01/2033	5,223,790
4,990,000	Puerto Rico Municipal Finance Agency, Series A	5.250		08/01/2025	1,985,870
8,000,000	Puerto Rico Public Buildings Authority	6.500		07/01/2030	4,969,520
7,500,000	Puerto Rico Public Buildings Authority	6.750		07/01/2036	4,433,925
850,000	Puerto Rico Public Buildings Authority	5.500		07/01/2037	458,057
7,500,000	Puerto Rico Public Buildings Authority	5.000		07/01/2037	4,006,125
18,585,000	Puerto Rico Public Buildings Authority	5.250		07/01/2029	10,112,470
121,570,000	Puerto Rico Public Buildings Authority	5.250		07/01/2033	65,709,801
9,450,000	Puerto Rico Public Buildings Authority	5.375		07/01/2033	5,108,670
1,500,000	Puerto Rico Public Buildings Authority	6.250		07/01/2021	923,430
7,500,000	Puerto Rico Public Buildings Authority	6.250		07/01/2031	4,433,850
2,110,000	Puerto Rico Public Buildings Authority	5.625		07/01/2039	1,136,995
31,050,000	Puerto Rico Public Buildings Authority	6.000		07/01/2041	17,271,252
90,355,000	Puerto Rico Public Buildings Authority	5.000		07/01/2036	48,342,636
11,810,000	Puerto Rico Public Finance Corp., Series B11	5.500		08/01/2031	1,402,438
296,445,000	Puerto Rico Sales Tax Financing Corp.	5.250		08/01/2057	183,967,838
3,130,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000		08/01/2024	1,314,694
1,490,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000		08/01/2043	601,290
8,205,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500		08/01/2044	3,468,746
75,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2037	30,923
15,265,000	Puerto Rico Sales Tax Financing Corp., Series A	7.890	[1]	08/01/2034	1,525,737
129,035,000	Puerto Rico Sales Tax Financing Corp., Series A	6.571	[1]	08/01/2043	22,453,380
16,265,000	Puerto Rico Sales Tax Financing Corp., Series A	6.660	[1]	08/01/2041	3,199,976
30,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500	[1]	08/01/2042	5,536,800
154,690,000	Puerto Rico Sales Tax Financing Corp., Series A	6.625	[1]	08/01/2054	12,483,483
9,370,000	Puerto Rico Sales Tax Financing Corp., Series A	6.720	[1]	08/01/2045	1,447,290
10,000,000	Puerto Rico Sales Tax Financing Corp., Series A-1	5.250		08/01/2043	4,097,200
9,985,000	Puerto Rico Sales Tax Financing Corp., Series C	5.250		08/01/2041	4,091,254
39,470,000	Puerto Rico Sales Tax Financing Corp., Series C	0.000	[5]	08/01/2032	15,955,353
250,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2042	106,028
95,245,000	Puerto Rico Sales Tax Financing Corp., Series C	5.750		08/01/2057	58,251,842
4,000,000	Puerto Rico Sales Tax Financing Corp., Series C	5.375		08/01/2036	1,644,480
1,450,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2039	617,454
4,525,000	University of Puerto Rico	5.000		06/01/2026	1,819,684
7,280,000	University of Puerto Rico, Series P	5.000		06/01/2030	2,885,938
24,375,000	University of Puerto Rico, Series Q	5.000		06/01/2030	9,662,738
67,190,000	University of Puerto Rico, Series Q	5.000		06/01/2036	26,256,508
1,500,000	V.I. Public Finance Authority	5.000		09/01/2033	1,729,845
2,180,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)	5.000		10/01/2032	2,421,871
2,280,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)	5.000		10/01/2032	2,460,781

17 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$10,680,000	V.I. Public Finance Authority (Matching Fund Loan Note)	5.000%		10/01/2029	$12,141,024
590,000	V.I. Public Finance Authority (Matching Fund Loan Note)	6.000		10/01/2039	649,012
2,555,000	V.I. Public Finance Authority, Series A	5.000		10/01/2032	2,838,477
5,000,000	V.I. Public Finance Authority, Series C	5.000		10/01/2039	5,327,600
11,100,000	V.I. Tobacco Settlement Financing Corp.	7.300	[1]	05/15/2035	2,138,637
					1,395,598,368
Total Municipal Bonds and Notes (Cost $7,139,350,331)					5,954,742,258

Shares
Common Stocks—0.1%
1,401	CMS Liquidating Trust[12,13] (Cost $4,483,200)				3,849,388
Total Investments, at Value (Cost $7,143,833,531)—106.4%					5,958,591,646
Net Other Assets (Liabilities)—(6.4)					(358,997,871)
Net Assets—100.0%					$5,599,593,775

Footnotes to Statement of Investments

1. Zero coupon bond reflects effective yield on the date of purchase.

2. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

4. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 4 of the accompanying Notes.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

7. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement. See Note 4 of the accompanying Notes.

8. Represents the current interest rate for the inverse floating rate security. See Note 4 of the accompanying Notes.

9. Represents the current interest rate for a variable or increasing rate security.

10. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

11. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

12. Non-income producing security.

13. Received as a result of a corporate action.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
ACLD	Adults and Children with Learning and Developmental Disabilities
ADD	Aid to the Developmentally Disabled
AFSFBM	Advocates for Services for the Blind Multihandicapped
ALIA	Alliance of Long Island Agencies
ARC	Assoc. of Retarded Citizens
CathHS	Catholic Health System

18 OPPENHEIMER ROCHESTER FUND MUNICIPALS

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

CHFTEH	Catholic Housing for the Elderly & Handicapped
CHHSB	Catholic Home Health Services of Broward
CHS	Catholic Health Services
CHSLI	Catholic Health Services of Long Island
COP	Certificates of Participation
CPW	Cerebral Palsy of Westchester
CRV	Crystal Run Village
CSMR	Community Services for the Mentally Retarded
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
EFC	Environmental Facilities Corp.
EIISFAC	Eden II School for Austic Children
FHH	Forest Hills Hospital
FrankHosp	Franklin Hospital
FRC	Franziska Racker Centers
FREE	Family Residences and Essential Enterprises
GCH	Glen Cove Hospital
GO	General Obligation
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HH	Harmony Heights, Inc.
HHA	Huntington Hospital Association
HHS	Harmony Heights School
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM	Julia Dyckman Andrus Memorial
JFK	John Fitzgerald Kennedy
KMHosp	Kenmore Mercy Hospital
L.I.	Long Island
LGSC	Local Government Services Corp.
LHH	Lenox Hill Hospital
LIJMC	Long Island Jewish Medical Center
MTA	Metropolitan Transportation Authority
NDH	Northern Dutchess Hospital
NSLIJ	North Shore Long Island Jewish
NSLIJHC	North Shore Long Island Jewish Health Care
NSUH	North Shore University Hospital
NSUHSFCEC&R	North Shore University Hospital Stern Family Center for Extended Care & Rehabilitation
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
PHCtr	Putnam Hospital Center
PlainHlth	Plainview Health
PSCH	Professional Service Centers for the Handicapped, Inc.
Res Rec	Resource Recovery Facility
SANC	St. Anne’s Nursing Center
SAR	St. Anne’s Residence
SCOSMC	St. Catherine of Siena Medical Center

19 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

SCSB	Schuyler Community Services Board
SCSMC	St. Catherine of Sienna Medical Center
SFTU	Services for the Underserved
SFUMP	Services for the Underserved - MR Programs
SHosp	Southside Hospital
SIUH	Staten Island University Hospital
SJR	St. Joseph Residence
SJRNC	St. John’s Rehabilitation and Nursing Center
SNP	Special Needs Program
SOCHOB	Sisters of Charity Hospital of Buffalo
SONYMA	State of New York Mortgage Agency
SUNY	State University of New York
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
UCP	United Creative Program
UCPHCAS	United Cerebreal Palsy and handicapped Children’s Association of Syracuse
UCPAGS	United Cerebral Palsy Assoc. of Greater Suffolk
UCPANYS	United Cerebral Palsy Associations of NYS
UDC	Urban Development Corporation
UNICEF	United Nations Children’s Fund
V.I.	United States Virgin Islands
VBHosp	Vassar Brothers Hospital
VMHCS	Villa Maria Health Care Services
VMNRC	Villa Marina Nursing & Rehabilitation Center
WORCA	Working Organization for Retarded Children and Adults
YAI	Young Adult Institute
YMCA	Young Men’s Christian Assoc.

20 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS March 31, 2016 Unaudited

1. Organization

Oppenheimer Rochester Fund Municipals (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), and a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available

21 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant

22 OPPENHEIMER ROCHESTER FUND MUNICIPALS

3. Securities Valuation (Continued)

event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

23 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$4,559,143,868	$22	$4,559,143,890
U.S. Possessions	—	1,395,598,368	—	1,395,598,368
Common Stock	—	—	3,849,388	3,849,388

Total Assets	$—	$5,954,742,236	$3,849,410	$5,958,591,646

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders

24 OPPENHEIMER ROCHESTER FUND MUNICIPALS

4. Investments and Risks (Continued)

receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response

25 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager

26 OPPENHEIMER ROCHESTER FUND MUNICIPALS

4. Investments and Risks (Continued)

monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $181,805,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $799,983,020 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $450,300,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$7,905,000	NY Austin Trust Various States Inverse Certificates	7.409%	11/1/39	$8,053,614
7,500,000	NY Liberty Devel. Corp. Tender Option Bond Series 2015-XF2153 Trust[3]	7.891	1/15/44	9,295,050
2,500,000	NYC GO Tender Option Bond Series 2015 XF-2040 Trust[3]	14.167	10/1/34	4,160,000
5,000,000	NYC GO Tender Option Bond Series 2015-XF2103 Trust	15.036	3/1/21	7,654,200
1,225,000	NYC HDC, Series B-1 Tender Option Bond Series 2014-XF0008-2 Trust	7.671	11/1/27	1,282,293
1,500,000	NYC HDC, Series B-1 Tender Option Bond Series 2014-XF0008-3 Trust	7.755	11/1/32	1,553,280
710,000	NYC HDC, Series C-1 Tender Option Bond Series 2014-XF0009-2 Trust	16.018	11/1/39	898,036
2,730,000	NYC HDC, Series C-1 Tender Option Bond Series 2014-XF0009-3 Trust	16.525	11/1/46	3,441,875
775,000	NYC HDC, Series C-1 Tender Option Bond Series 2015-XF0009 Trust	15.796	11/1/34	1,043,917
4,015,000	NYC HDC, Series J-2-C Tender Option Bond Series 2014-XF0008-7 Trust	7.889	11/1/40	4,135,089
10,830,000	NYC Hsg. Devel. Corp. (Multifamily Hsg.) Tender Option Bond Series 2015-XF2133 Trust[3]	10.550	5/1/49	11,278,795
7,935,000	NYC Municipal Water Finance Authority Tender Option Bond Series 2015-XF0238 Trust	20.411	6/15/43	13,394,042

27 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$5,395,000	NYC Municipal Water Finance Authority Tender Option Bond Series 2015-XF2141 Trust[3]	15.464%	6/15/43	$8,982,297
3,750,000	NYC Transitional Finance Authority (Building Aid) Tender Option Bond Series 2015-XF2156 Trust[3]	15.287	7/15/37	6,306,150
6,250,000	NYC Transitional Finance Authority (Building Aid) Tender Option Bond Series 2015-XF2157 Trust[3]	14.417	7/15/37	10,164,500
7,500,000	NYC Transitional Finance Authority (Future Tax) Tender Option Bond Series 2015 XF-2038 Trust[3]	7.609	5/1/34	10,272,900
10,170,000	NYC Transitional Finance Authority (Future Tax) Tender Option Bond Series 2015 XF-2039 Trust[3]	7.607	2/1/30	14,204,439

8,205,000	NYS DA (Memorial Sloan-Kettering) Tender Option Bond Series 2015-XF0006 Trust	8.293	7/1/35	8,414,392
5,265,000	NYS DA (Vassar College) Tender Option Bond Series 2015-XF0007 Trust	8.007	7/1/46	5,834,778
3,980,000	NYS DA Tender Option Bond Series 2015-XF2042 Trust[3]	14.163	3/15/34	6,447,759
3,410,000	NYS HFA Tender Option Bond Series 2015-XF2134 Trust[3]	12.158	11/1/45	3,642,494
15,585,000	NYS Liberty Devel. Corp. (One Bryant Park) Tender Option Bond Series 2015-XF2107 Trust	16.341	1/15/46	24,350,316
3,750,000	Port Authority NY/NJ Tender Option Bond Series 2015-XF2138 Trust[3]	17.830	9/15/28	5,234,550
15,660,000	Port Authority NY/NJ Tender Option Bond Series 2016-XF0331 Trust	7.277	12/1/27	16,315,528
23,955,000	Port Authority NY/NJ Tender Option Bond Series 2016-XF0333 Trust	8.973	10/1/30	24,124,122
10,755,000	Port Authority NY/NJ Tender Option Bond Series 2016-XF2211 Trust	9.063	1/15/41	14,046,998
4,895,000	Port Authority NY/NJ, 11588th Series Tender Option Bond Series 2015-XF2123 Trust[3]	13.140	10/15/27	5,561,944
3,580,000	Port Authority NY/NJ, 11588th Series Tender Option Bond Series 2015-XF2123-2 Trust[3]	12.340	10/15/28	4,031,402
5,500,000	Port Authority NY/NJ, 11588th Series Tender Option Bond Series 2015-XF2123-3 Trust[3]	13.140	10/15/32	6,156,590
3,335,000	Port Authority NY/NJ, 151st Series Tender Option Bond Series 2015-XF0010 Trust	12.726	3/15/35	4,148,473
6,860,000	Port Authority NY/NJ, 152nd Series Tender Option Bond Series 2015-XF0001 Trust	7.947	5/1/38	7,910,952
20,000,000	Port Authority NY/NJ, 152nd Series Tender Option Bond Series 2015-XF0002 Trust	7.972	11/1/35	23,065,200
7,500,000	Port Authority NY/NJ, 152nd Series Tender Option Bond Series 2015-XF0031 Trust	15.480	11/1/30	9,587,100
28,970,000	Port Authority NY/NJ, 152nd Series Tender Option Bond Series 2015-XF2106 Trust	8.526	11/1/35	33,716,445
5,060,000	Port Authority NY/NJ, 163rd Series Tender Option Bond Series 2015-XF0237 Trust	18.391	7/15/39	7,713,110
7,500,000	Port Authority NY/NJ, 3249th Series Tender Option Bond Series 2015 XF-2025 Trust[3]	8.043	7/15/36	9,982,050

28 OPPENHEIMER ROCHESTER FUND MUNICIPALS

4. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$7,650,000	Port Authority NY/NJ, 3264th Series Tender Option Bond Series 2015 XF-2028 Trust[3]	7.609%	10/15/31	$9,783,279
3,490,000	SONYMA Tender Option Bond Series 2015-XF2136 Trust[3]	8.549	10/1/37	3,495,061

				$349,683,020

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $450,300,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

29 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$ 25,855,289

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$165,956,714
Market Value	$32,233,679
Market Value as % of Net Assets	0.58%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $116,255,185, representing 2.08% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

30 OPPENHEIMER ROCHESTER FUND MUNICIPALS

5. Market Risk Factors (Continued)

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$6,688,564,852 [1]

Gross unrealized appreciation	$305,209,408
Gross unrealized depreciation	(1,500,864,975)
Net unrealized depreciation	$(1,195,655,567)

1. The Federal tax cost of securities does not include cost of $465,682,361, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note in Note 4.

31 OPPENHEIMER ROCHESTER FUND MUNICIPALS

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Fund Municipals

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/13/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/13/2016

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	5/13/2016